Lease (Tables)	6 Months Ended
May 31, 2022
Lease
Schedule of operating lease assets and liabilities
	May 31, 2022	November 30, 2021

Assets:
Operating lease right-of-use asset	$82,143	$-

Liabilities:
Current:
Operating lease liability	$83,185	$-

Total lease liability	$83,185	$-

Schedule of Lease terms and discount rates
May 31, 2022

Remaining lease term (months)	6
Estimated incremental borrowing rate	11.4%

Schedule of Future minimum lease payments
May 31, 2022
Lease payments for the remainder of the year ending November 30, 2021	$129,199
Less imputed interest	46,014
Present value of lease liabilities	$83,185